Derivatives Instruments (Notional Volumes of Outstanding HFT Derivatives) (Details) - HFT derivatives MWh in Millions, MMBTU in Millions	12 Months Ended
Dec. 31, 2020 MMBTU MWh
Power | Purchases | 2021
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	2
Power | Purchases | 2022
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2023
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2021
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	1
Power | Sales | 2022
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2023
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Natural gas | Purchases | 2021
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	387
Natural gas | Purchases | 2022
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	61
Natural gas | Purchases | 2023
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	45
Natural gas | Purchases | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	26
Natural gas | Purchases | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	26
Natural gas | Sales | 2021
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	412
Natural gas | Sales | 2022
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	50
Natural gas | Sales | 2023
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	17
Natural gas | Sales | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	2
Natural gas | Sales | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	2